Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0000625	$ 0.0000625
Common Stock, Shares Authorized	800,000,000	800,000,000
Common Stock, Shares, Issued	18,000,000	18,000,000
Common Stock, Shares, Outstanding	18,000,000	18,000,000